Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expenses Benefits	Income tax expense (benefits)
	For the six months ended June 30,
	2019	2018
	(Unaudited)	(Unaudited)
Current tax expense	$47,866	$-
Deferred tax benefits	-	-
	$47,866	$-
Income tax expense (benefits)
	For the years ended December 31,
	2018	2017
Current tax expense	$-	$-
Deferred tax benefits	(43,930)	-
	$(43,930)	$-

Schedule of Reconciliation of Effective Income Tax Rates

A reconciliation of the effective tax rates from 25% statutory tax rates for the six months ended June 30, 2019 and 2018 is as follows:

	For the six months ended June 30,
	2019	2018
	(Unaudited)	(Unaudited)
Income (loss) before tax	$87,375	$(31,526)
Tax expense calculated at statutory tax rate	21,843	(7,882)
Valuation allowance	26,023	7,882
	$47,866	$-

A reconciliation of the effective tax rates from 25% statutory tax rates for the years ended December 31, 2017 and 2018 is as follows:

	For the years ended December 31,
	2018	2017
Loss before tax	$(323,211)	$(32,829)
Tax benefit calculated at statutory tax rate	(80,803)	(8,207)
Valuation allowance	36,873	8,207
	$(43,930)	$-

Schedule of Deferred Income Tax

The movement in the deferred income tax account is as follows:

	June 30, 2019	December 31, 2018
	(Unaudited)	(Audited)
Beginning of the year	$129,812	$-
Deferred tax assets acquired through acquisition of ZDSE	-	89,384
(Debited)/Credited to the statement of income (loss)	(47,866)	43,930
Exchange difference	1,381	(3,502)
End of the period/year	$83,327	$129,812

The movement in the deferred income tax account is as follows:

	2018	2017
At January 1	$-	$-
Deferred tax assets acquired through acquisition of ZDSE	89,384	-
Credited to the statement of loss	43,930	-
Exchange difference	(3,502)
At December 31	$129,812	$-